Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued operations
Discontinued operations
3.	Discontinued operations

Disposal of YY Live business

On November 16, 2020, the Company entered into definitive agreements with Baidu to dispose of the YY Live business. As a result, assets and liabilities of this business were classified as assets and liabilities held for sale and the results of YY Live business were presented as discontinued operations. The transaction was substantially completed on February 8, 2021, with certain matters remaining to be completed, including necessary regulatory approvals from government authorities. The Company no longer was able to operate and exert control over the YY Live business, including but not limited to the assets, liabilities, business and employee contracts necessary for the operation of the YY Live business. Accordingly, the Company ceased consolidation of the YY Live business since February 8, 2021 and also ceased to present the results of the YY Live business within discontinued operations since that same date.

In April 2022, the Company and Baidu agreed to extend the long stop date, which is the closing deadline of the proposed acquisition, indefinitely until any such extension is properly terminated by either party.

As a result of the pending regulatory approvals discussed above, the Company has not recognized any gain from the transaction. Instead, the Company has classified and presented all the assets and liabilities related to the YY Live business amounting to US$38,194 on a net basis within prepayments and other current assets (Note 11). The total consideration of the transaction is approximately US$3.6 billion in cash and subject to certain adjustments. The Company received part of the consideration amounting to US$1.9 billion by December 31, 2023, which was recorded as advance payments received within accrued liabilities and other current liabilities (Note 18). If the transaction is ultimately closed, the Company will recognize the gain related to the disposal of YY Live business transaction.

On January 1, 2024, the Company received a written notice from an affiliate of Baidu, purporting to terminate the share purchase agreement, dated November 16, 2020, as subsequently amended or supplemented, in connection with the sale of YY Live to Baidu. Baidu asserted in the written notice that it has and exercised the right to terminate the referenced share purchase agreement.

The Company is currently in discussion with Baidu on the next steps following Baidu’s assertion that it has exercised its right to terminate the share purchase agreement. The Company is also seeking legal advice and will consider all options at its disposal in response to Baidu’s written notice and expressly reserves all rights. From January 1, 2024 through the date of this annual report, the Company has not obtained control of the YY Live business and, accordingly, continues to not reflect the YY Live business within the Company’s consolidated results and position.

3.	Discontinued operations (continued)

Disposal of YY Live business (continued)

The following tables set forth the assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements. The net amount of the assets and liabilities as of December 31, 2022 and 2023 shown below are recorded within prepayments and other current assets in the consolidated balance sheet.

	As of December 31,
	2022	2023
	US$	US$
Assets
Current assets
Cash and cash equivalents	201,393	201,393
Accounts receivable, net	18,239	18,239
Prepayments and other current assets	4,986	4,986

Total current assets	224,618	224,618

Non-current assets
Deferred tax assets	4,294	4,294
Property and equipment, net	10,356	10,356
Intangible assets, net	7,456	7,456
Other non-current assets	3,814	3,814

Total non-current assets	25,920	25,920
Total assets	250,538	250,538

Liabilities
Current liabilities
Accounts payable	1,117	1,117
Deferred revenue	49,495	49,495
Advances from customers	12,663	12,663
Income taxes payable	9,787	9,787
Accrued liabilities and other current liabilities	139,282	139,282

Total current liabilities	212,344	212,344

Total liabilities	212,344	212,344

3.	Discontinued operations (continued)

Disposal of YY Live business (continued)

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands).

For the year ended
December 31,
2021
US$

Net revenues
Live streaming	151,445
Others	2,980

Total net revenues	154,425

Cost of revenues(1)	(88,900)

Gross profit	65,525

Operating expenses(1)
Research and development expenses	(6,323)
Sales and marketing expenses	(8,954)
General and administrative expenses	(7,108)

Total operating expenses	(22,385)

Other income	611

Operating income	43,751

Interest income and investment income	355

Income before income tax expenses	44,106

Income tax expenses	(8,539)

Net income from discontinued operations	35,567

For the year ended
December 31,
2021
US$
Net cash provided by discontinued operating activities	64,289
Net cash provided by discontinued investing activities	1,636,450
*	There is no financing activity from discontinued operations of YY Live business.

3.	Discontinued operations (continued)

Disposal of YY Live business (continued)

(1)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

For the year ended
December 31,
2021
US$

Cost of revenues	(426)
Research and development expenses	(703)
Sales and marketing expenses	(39)
General and administrative expenses	(175)